CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (5,320)	$ (69,068)	$ (89,532)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	41	168	161
Reduction in the carrying amount of the right-of-use assets	566	1,494
Impairment of property and equipment		503
Allowances for doubtful accounts	336	214
Write-offs of prepaid expenses and other current assets		22,282
Impairment of goodwill		74,091
Write down of inventory		17,826
Gain on disposal of subsidiary		(710)
Noncash interest expenses		2,347
Share-based compensation	3,362	3,813	11,436
Allowances for financing receivable losses		2,158	11,074
Fair value change in contingent consideration		(65,594)	30,460
Loss on disposal of equipment	68	58	8
Write-offs of inventory related to Ji'nan Dealership			5,912
Recoverable of detained and impaired assets	(2,921)
Provision for inventory			200
Write-offs for advance to supplier related to Ji'nan Dealership			16,840
Changes in operating assets and liabilities:
Accounts receivable	(194)	1,043	(229)
Financing receivable			2
Prepaid expenses and other current assets	19	(12,527)	(22,967)
Inventory	2,002	18,420	30,150
Right-of-use lease assets	1,612	(3,776)
Accounts payable	(3,003)	(847)	(2,426)
Amounts due from/to related parties	819		4,937
Lease liabilities - current	(1,746)	1,807
Accrued expenses and other current liabilities	504	5,380	395
Advance from customers	3,600	(2,378)	(2,275)
Income tax payable	(1,277)	(2,270)	796
Lease liabilities - noncurrent	(784)	821
Payable to investors			(4,691)
Other non-current assets	(1,562)
Net cash used in operating activities	(3,878)	(4,745)	(9,749)
Cash flows from investing activities:
Proceeds from principal repayments of financing receivable		1,291	109,701
Payments to provide financing receivable			(5)
Purchases of property and equipment		(68)	(764)
Acquisition of business, net of cash acquired			(9,950)
Net cash provided by investing activities		1,223	98,982
Cash flows from financing activities:
Proceeds from convertible loan		21,000
Proceeds from issuance of units		7,500
Cash acquired in the reverse recapitalization		6
Proceeds from investors	1,000		57,767
Payment to investors			(187,908)
Repayment of borrowings	(3,238)	(51,214)	(107,500)
Proceeds from borrowings	1,015	18,166	71,640
Repayment of advances from related parties		(116,821)	(143,447)
Proceeds from advances from related parties	2,140	115,035	159,938
Capital injection by noncontrolling shareholders			10,873
Proceeds from preferred shares	3,000
Net cash (used in) provided by financing activities	3,917	(6,328)	(138,637)
Net increase (decrease) in cash and restricted cash	39	(9,850)	(49,404)
Cash and restricted cash at beginning of year	3,190	13,768	64,447
Effect of exchange rate changes	(67)	(728)	(1,275)
Cash and restricted cash at end of year	3,162	3,190	13,768
Supplemental schedule of cash flows information:
Interest paid	839	1,710	7,448
Income taxes paid	8	254	1
Schedule of non-cash investing and financing activities:
Contingent consideration			14,113
Beneficial conversion feature of a convertible loan		2,128
Conversion of convertible loans to units and ordinary shares, including interest of $219		21,219
Acquisition of non-controlling interest		1,512	3,460
Acquisition of business settled by forgiveness of financing receivable			$ 1,428
Net liabilities acquired in the reverse recapitalization, excluding cash acquired		5,053
Net assets disposal of a dealership		62
Liabilities waived by Renren Inc.	$ (4,213)	76,007
Contingent liabilities assumed by Renren Inc.		$ 42,542